SEGMENT INFORMATION - Summary of Net Sales by Geographic Area (Details) - Revenue from Contract with Customer Benchmark - Geographic Concentration Risk	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United States
Segment Reporting Information [Line Items]
Concentration risk, percentage	52.00%	75.00%	73.00%	82.00%	65.00%
International
Segment Reporting Information [Line Items]
Concentration risk, percentage	48.00%	25.00%		18.00%	35.00%
Spain
Segment Reporting Information [Line Items]
Concentration risk, percentage	11.00%